ORGANIZATION (Narrative) (Details) (Variable Interest Entity, Primary Beneficiary [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Amount of pledge or collateralization of VIEs' assets	$ 0